Employees' Stock Option Plans (ESOP) - Summary of Stock Option Grant (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	4,372,269	6,601,609	4,414,790
2015 Stock Incentive Compensation Plan | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	2,660,611	3,854,176	4,340,700
2015 Stock Incentive Compensation Plan | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	115,250	656,140	74,090
2015 Stock Incentive Compensation Plan | KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	457,151	506,526	696,480
2015 Stock Incentive Compensation Plan | KMPs | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants		180,400
2015 Stock Incentive Compensation Plan | Employees Other Than KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	2,203,460	3,347,650	3,644,220
2015 Stock Incentive Compensation Plan | Other Employees | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	115,250	475,740	74,090
2019 Stock Ownership Program | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	1,596,408	2,091,293
2019 Stock Ownership Program | KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	311,808	352,793
2019 Stock Ownership Program | Employees Other Than KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	1,284,600	1,738,500